Parent Only Financial Statements (Details Textual) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Parent Only Financial Statements (Textual)
Class A Preferred Shares, par value	$ 0.0005	$ 0.0005
Class A Preferred Shares, shares authorized	50,000,000	50,000,000
Class A Preferred Shares, shares issued	4,689,506	4,689,506
Class A Preferred Shares, shares outstanding	4,689,506	4,689,506
Class A Preferred Shares, liquidation preference	$ 4,689,506	$ 4,689,506
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	83,158,778	83,158,778
Common stock, shares outstanding	83,158,778	83,158,778
Parent [Member]
Parent Only Financial Statements (Textual)
Class A Preferred Shares, par value	$ 0.0005	$ 0.0005
Class A Preferred Shares, shares authorized	50,000,000	50,000,000
Class A Preferred Shares, shares issued	4,689,506	4,689,506
Class A Preferred Shares, shares outstanding	4,689,506	4,689,506
Class A Preferred Shares, liquidation preference	$ 4,689,506	$ 4,689,506
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	83,158,778	83,158,778
Common stock, shares outstanding	83,158,778	83,158,778
Restricted asset in percentage of net asset, percentage	25.00%